SCHEDULE OF SHORT-TERM DEBT (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Short term debt	$ 164,134	$ 427,025	$ 348,771
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt		183,011	88,032
Hua Nam Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt	164,134	91,505	97,777
Chang Hwa Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term debt		$ 152,509	$ 162,962